Related Party Transactions - Balances with Parent and Ultimate Parent Companies and Finance Income or Expense (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Apr. 01, 2018
Disclosure Of Transactions Between Related Parties [Line Items]
Non-current assets investments	£ 13,519	£ 13,354	£ 11,606
Non-current liabilities loans	(15,837)	(13,038)	(11,105)	£ (13,038)
Trade and other receivables	16	15	25
Current asset investments	3,486	3,224	1,740
Current liabilities loans	(3,140)	(2,298)	(2,791)	£ (2,298)
Finance income	306	215	232
Finance (expense)	(833)	(794)	(842)
British Telecommunications plc [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Non-current assets investments	10,436	10,318	10,191
Non-current liabilities loans	(17,613)	(14,916)
Current asset investments	211	168	192
Trade and other payables	(55)	(50)	(63)
Current liabilities loans	(14,854)	(18,494)
Finance income	211	169	191
Ultimate Parent Company [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Non-current assets investments	3,029	2,983	1,371
Non-current liabilities loans	(1,061)	(1,044)	(1,024)
Trade and other receivables	16	15	25
Current asset investments	61	34	28
Trade and other payables	(1)
Current liabilities loans	(1,040)	(18)	(159)
Finance income	61	34	28
Finance (expense)	£ (43)	£ (18)	£ (25)